AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")
                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                      AMERITAS VARIABLE SEPARATE ACCOUNT VL
                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                      AMERITAS VARIABLE SEPARATE ACCOUNT VA
                              ("Separate Accounts")

                                 Supplement to:
         OVERTURE LIFE SPVUL, OVERTURE APPLAUSE!, OVERTURE APPLAUSE! II,
            OVERTURE ENCORE!, OVERTURE BRAVO!, Corporate Benefit VUL,
                       OVERTURE OVATION!, Protector hVUL,
                Allocator 2000, Regent 2000, and Executive Select
          OVERTURE Annuity, OVERTURE Annuity II, OVERTURE Annuity III,
         OVERTURE Annuity III-Plus, OVERTURE ACCLAIM!, OVERTURE ACCENT!,
                                OVERTURE MEDLEY!,
                   Allocator 2000 Annuity and Designer Annuity
                         Prospectuses Dated May 1, 2007

                       Supplement Dated September 28, 2007

Calvert Variable Series, Inc. ("Calvert") filed a joint prospectus and proxy statement with the Securities and Exchange Commission ("SEC") to merge the Calvert Social Small Cap Growth Portfolio into the Calvert Social Mid Cap Growth Portfolio. Shareholder approval was received and the merger occurred at the close of business September 27, 2007.

Effective September 28, 2007, the Ameritas prospectuses are amended by removing all references to the Calvert Social Small Cap Growth Portfolio. Future allocations directed to the Calvert Social Small Cap Growth subaccount will be placed in the Calvert Social Mid Cap Growth subaccount.

All other provisions of your Policy remain as stated in your Policy and prospectus. Please see the Calvert Social Mid Cap Growth prospectus for more information about the portfolio.

          Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
                 If you do not have a current prospectus, please
                      contact Ameritas at 1-800-745-1112.